Financial assets and liabilities analysis per instrument class and strategy (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Financial assets and liabilities analysis per instrument class and strategy
Total financial assets	$ 84,725	$ 104,041	$ 96,173
Total non-financial assets	198,929	199,823	197,285
TOTAL ASSETS	283,654	303,864	293,458
Fair value, financial assets	84,725	104,041	96,173
Total financial liabilities	(111,786)	(137,786)	(129,050)
Total non-financial liabilities	(171,868)	(166,078)	(164,408)
TOTAL LIABILITIES	(283,654)	(303,864)	(293,458)
Fair value, financial liabilities	(112,648)	(136,009)	(132,686)
Non-current financial debt
Financial assets and liabilities analysis per instrument class and strategy
Total financial liabilities	(40,478)	(45,264)	(49,512)
Fair value, financial liabilities	(41,329)	(43,471)	(53,144)
Accounts payable
Financial assets and liabilities analysis per instrument class and strategy
Total financial liabilities	(41,335)	(41,346)	(36,837)
Fair value, financial liabilities	(41,335)	(41,346)	(36,837)
Impact of offsetting on accounts payable	5,897	10,156	4,584
Other operating liabilities
Financial assets and liabilities analysis per instrument class and strategy
Total financial liabilities	(19,937)	(35,186)	(27,294)
Fair value, financial liabilities	(19,937)	(35,186)	(27,294)
Current borrowings
Financial assets and liabilities analysis per instrument class and strategy
Total financial liabilities	(9,590)	(15,502)	(15,035)
Fair value, financial liabilities	(9,601)	(15,518)	(15,039)
Other current financial liabilities
Financial assets and liabilities analysis per instrument class and strategy
Total financial liabilities	(446)	(488)	(372)
Fair value, financial liabilities	(446)	(488)	(372)
Loans to equity affiliates
Financial assets and liabilities analysis per instrument class and strategy
Total financial assets	4,562	3,733	4,532
Fair value, financial assets	4,562	3,733	4,532
Other investments
Financial assets and liabilities analysis per instrument class and strategy
Total financial assets	1,543	1,051	1,625
Fair value, financial assets	1,543	1,051	1,625
Non-current financial assets
Financial assets and liabilities analysis per instrument class and strategy
Total financial assets	2,395	2,731	2,404
Fair value, financial assets	2,395	2,731	2,404
Other non-current assets
Financial assets and liabilities analysis per instrument class and strategy
Total financial assets	3,983	2,087	2,419
Fair value, financial assets	3,983	2,087	2,419
Accounts receivable
Financial assets and liabilities analysis per instrument class and strategy
Total financial assets	23,442	24,378	21,983
Fair value, financial assets	23,442	24,378	21,983
Impact of offsetting on accounts receivable	(5,897)	(10,156)	(4,584)
Other operating receivables
Financial assets and liabilities analysis per instrument class and strategy
Total financial assets	14,952	28,289	29,553
Fair value, financial assets	14,952	28,289	29,553
Current financial assets
Financial assets and liabilities analysis per instrument class and strategy
Total financial assets	6,585	8,746	12,315
Fair value, financial assets	6,585	8,746	12,315
Cash and cash equivalents
Financial assets and liabilities analysis per instrument class and strategy
Total financial assets	27,263	33,026	21,342
Fair value, financial assets	27,263	33,026	21,342
Amortised cost
Financial assets and liabilities analysis per instrument class and strategy
Total financial liabilities	(101,252)	(114,495)	(110,973)
Amortised cost | Non-current financial debt
Financial assets and liabilities analysis per instrument class and strategy
Total financial liabilities	(38,040)	(41,235)	(47,973)
Amortised cost | Accounts payable
Financial assets and liabilities analysis per instrument class and strategy
Total financial liabilities	(41,335)	(41,346)	(36,837)
Amortised cost | Other operating liabilities
Financial assets and liabilities analysis per instrument class and strategy
Total financial liabilities	(12,287)	(16,412)	(11,128)
Amortised cost | Current borrowings
Financial assets and liabilities analysis per instrument class and strategy
Total financial liabilities	(9,590)	(15,502)	(15,035)
Fair value through P&L - liabilities
Financial assets and liabilities analysis per instrument class and strategy
Total financial liabilities	(7,991)	(18,503)	(15,363)
Fair value through P&L - liabilities | Non-current financial debt
Financial assets and liabilities analysis per instrument class and strategy
Total financial liabilities	(240)	(283)	(41)
Fair value through P&L - liabilities | Other operating liabilities
Financial assets and liabilities analysis per instrument class and strategy
Total financial liabilities	(7,573)	(17,994)	(15,266)
Fair value through P&L - liabilities | Other current financial liabilities
Financial assets and liabilities analysis per instrument class and strategy
Total financial liabilities	(178)	(226)	(56)
Other comprehensive income - liabilities
Financial assets and liabilities analysis per instrument class and strategy
Total financial liabilities	(77)	(780)	(900)
Other comprehensive income - liabilities | Other operating liabilities
Financial assets and liabilities analysis per instrument class and strategy
Total financial liabilities	(77)	(780)	(900)
Fair value of bonds hedging instruments
Financial assets and liabilities analysis per instrument class and strategy
Total financial liabilities	(2,466)	(4,008)	(1,814)
Fair value of bonds hedging instruments | Non-current financial debt
Financial assets and liabilities analysis per instrument class and strategy
Total financial liabilities	(2,198)	(3,746)	(1,498)
Fair value of bonds hedging instruments | Other current financial liabilities
Financial assets and liabilities analysis per instrument class and strategy
Total financial liabilities	(268)	(262)	(316)
Amortized cost
Financial assets and liabilities analysis per instrument class and strategy
Total financial assets	73,100	80,257	70,265
Amortized cost | Loans to equity affiliates
Financial assets and liabilities analysis per instrument class and strategy
Total financial assets	4,260	3,733	4,532
Amortized cost | Non-current financial assets
Financial assets and liabilities analysis per instrument class and strategy
Total financial assets	1,166	1,428	847
Amortized cost | Other non-current assets
Financial assets and liabilities analysis per instrument class and strategy
Total financial assets	3,983	2,087	2,419
Amortized cost | Accounts receivable
Financial assets and liabilities analysis per instrument class and strategy
Total financial assets	23,442	24,378	21,983
Amortized cost | Other operating receivables
Financial assets and liabilities analysis per instrument class and strategy
Total financial assets	7,940	8,069	7,141
Amortized cost | Current financial assets
Financial assets and liabilities analysis per instrument class and strategy
Total financial assets	5,046	7,536	12,001
Amortized cost | Cash and cash equivalents
Financial assets and liabilities analysis per instrument class and strategy
Total financial assets	27,263	33,026	21,342
Fair value through P&L - assets
Financial assets and liabilities analysis per instrument class and strategy
Total financial assets	10,127	22,022	23,161
Fair value through P&L - assets | Loans to equity affiliates
Financial assets and liabilities analysis per instrument class and strategy
Total financial assets	302
Fair value through P&L - assets | Other investments
Financial assets and liabilities analysis per instrument class and strategy
Total financial assets	1,188	932	1,052
Fair value through P&L - assets | Non-current financial assets
Financial assets and liabilities analysis per instrument class and strategy
Total financial assets	414	490	770
Fair value through P&L - assets | Other operating receivables
Financial assets and liabilities analysis per instrument class and strategy
Total financial assets	6,775	19,529	21,067
Fair value through P&L - assets | Current financial assets
Financial assets and liabilities analysis per instrument class and strategy
Total financial assets	1,448	1,071	272
Other comprehensive income
Financial assets and liabilities analysis per instrument class and strategy
Total financial assets	734	947	1,918
Other comprehensive income | Other investments
Financial assets and liabilities analysis per instrument class and strategy
Total financial assets	355	119	573
Other comprehensive income | Non-current financial assets
Financial assets and liabilities analysis per instrument class and strategy
Total financial assets	142
Other comprehensive income | Other operating receivables
Financial assets and liabilities analysis per instrument class and strategy
Total financial assets	237	691	1,345
Other comprehensive income | Current financial assets
Financial assets and liabilities analysis per instrument class and strategy
Total financial assets		137
Fair value of bonds hedging instruments
Financial assets and liabilities analysis per instrument class and strategy
Total financial assets	764	815	829
Fair value of bonds hedging instruments | Non-current financial assets
Financial assets and liabilities analysis per instrument class and strategy
Total financial assets	673	813	787
Fair value of bonds hedging instruments | Current financial assets
Financial assets and liabilities analysis per instrument class and strategy
Total financial assets	$ 91	$ 2	$ 42